Basis of preparation	12 Months Ended
Dec. 31, 2022
Disclosure of basis of preparation [Abstract]
Basis of preparation
Note 1 - Basis of preparation

The Company was incorporated in Israel in January 1994 under the name G. Willi-Food Ltd. and commenced operations in February 1994. It changed its name to G. Willi-Food International Ltd. in June 1996. The Company's corporate headquarters and principal executive offices are located at 4 Nahal Harif Street, Northern Industrial Zone, Yavne 81106, Israel. The Company's telephone number in Israel is +972 8-9321000 and its e-mail address is willi@willi-food.co.il. The Company’s website address is www.willi-food.com. The information contained in its website, or that can be accessed therefrom, does not constitute a part of this Annual Report and is not incorporated by reference herein.

The Company completed its IPO in the United States in May 1997, at which time its ordinary shares began trading on the Nasdaq Capital Market, where they currently trade under the symbol “WILC”. On June 15, 2020, our ordinary shares began trading on the Tel Aviv Stock Exchange under the symbol “WILC”.

The Company is an Israeli-based company specializing in high-quality, great-tasting kosher food products. The Company is engaged, directly and through subsidiaries, in the design, import, marketing and distribution of a wide variety of over 650 food products world-wide. In the year ended December 31, 2022, substantially all of our revenue was generated in Israel, with less than 1% of our revenue resulting from exports outside Israel.

The Company purchases food products from over 150 suppliers located in Israel and throughout the world, including from the Far East (China, India, the Philippines and Thailand), Eastern Europe (Poland, Lithuania and Latvia), South America (Ecuador), the United States, Canada, Western and Central Europe (the Netherlands, Belgium, Monaco, Germany, Sweden, Switzerland, Denmark, and France) and Southern Europe (Spain, Portugal, Italy, Turkey and Greece) and more.

The Company's products are marketed and sold to approximately 1,500 customers and 3,000 selling points in Israel, including to supermarket chains, wholesalers and institutional consumers. The Company markets most of its products under the brand name “Willi-Food,” and some of its chilled and frozen products under the brand name “Euro European Dairies”. Certain products are marketed under brand names of other manufacturers or under other brand names. In addition, the Company distributes some of its products on an exclusive basis, as described further below. Less than 1% of the Company’s sales come from product sales in countries other than Israel.

Following changes in management in recent years, the Company continues to re-evaluate its strategic position and consider other business opportunities. As part of this re-evaluation, the Company is considering forming strategic alliances with or entering into different lines of business, expanding its product lines, and increasing product sales with existing customers while adding new customers. In addition, the Company is examining M&A opportunities to further increase its market presence.

As of March, 22, 2023, the Company’s principal shareholder, Willi-Food, held approximately 59.14% of our ordinary shares.

The principal accounting policies adopted in the preparation of the consolidated financial statements are set out in note 27. The policies have been consistently applied to all the years presented, unless otherwise stated.

The consolidated financial statements are presented in New Israeli Shekels (NIS), which is also the Company functional currency.

The conversion from New Israeli Shekels (NIS) into U.S. dollars was made at the exchange rate as of December 31, 2022, on which USD 1.00 equaled NIS 3.52 The use of USD is solely for the convenience of the reader.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRSs).

The preparation of financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company's accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effect are disclosed in note 2.

Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis, except for the following items (refer to individual accounting policies for details):

- Financial instruments – fair value through profit or loss
- Net defined benefit liability